RISK ASSURANCE LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2023
RISK ASSURANCE LIABILITIES
Schedule of movement of risk assurance liabilities

As of December 31,
2022
RMB
Balance at the beginning of the year	699,022,914
Fair value of risk assurance liabilities upon the inception of new loans	45,521,150
Performed risk assurance liabilities	(642,104,046)
Net loss on risk assurance liabilities	299,863,403
Balance at the end of the year	402,303,421

Schedule of deferred guarantee income and contingent risk assurance liabilities

	As of December 31, 2023
	Deferred guarantee income		Contingent risk assurance liabilities
	RMB	US$	RMB	US$
Balance at the beginning of the year	298,306,038	42,015,526	103,997,383	14,647,725
Adjustment due to the adoption of ASC 326	—	—	302,406,744	42,593,099
Fair value of risk assurance liabilities upon the inception of new loans	34,006	4,790	—	—
Performed risk assurance liabilities	—	—	(306,894,746)	(43,225,221)
Net loss on contingent risk assurance liabilities	—	—	25,631,610	3,610,137
Recognized as guarantee income	(212,121,156)	(29,876,640)	—	—
Balance at the end of the year	86,218,888	12,143,676	125,140,991	17,625,740